UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE SMALL CAP FUND

FORM N-Q

JULY 31, 2017

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 2.1%
Gentex Corp.	498,001	$8,475,977
Horizon Global Corp.	587,000	8,182,780	*

Total Auto Components		16,658,757

Diversified Consumer Services - 2.3%
Service Corporation International	547,003	18,997,414

Hotels, Restaurants & Leisure - 2.5%
Chuy’s Holdings Inc.	320,003	7,536,071	*
Planet Fitness Inc., Class A Shares	562,419	12,744,414

Total Hotels, Restaurants & Leisure		20,280,485

Media - 2.5%
Gray Television Inc.	1,337,996	19,936,140	*

Specialty Retail - 4.7%
Aaron’s Inc.	271,000	12,541,880
Monro Muffler Brake Inc.	210,346	9,802,124
Murphy USA Inc.	210,997	15,978,803	*

Total Specialty Retail		38,322,807

TOTAL CONSUMER DISCRETIONARY		114,195,603

CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 2.9%
Sprouts Farmers Market Inc.	574,999	13,840,226	*
United Natural Foods Inc.	241,002	9,285,807	*

Total Food & Staples Retailing		23,126,033

Personal Products - 0.7%
Inter Parfums Inc.	151,999	5,897,561

TOTAL CONSUMER STAPLES		29,023,594

ENERGY - 2.6%
Energy Equipment & Services - 0.9%
Smart Sand Inc.	1,069,469	7,037,106	*

Oil, Gas & Consumable Fuels - 1.7%
Extraction Oil & Gas Inc.	572,004	6,967,009	*
Sanchez Energy Corp.	1,300,004	7,332,022	*

Total Oil, Gas & Consumable Fuels		14,299,031

TOTAL ENERGY		21,336,137

FINANCIALS - 19.8%
Banks - 7.5%
Cadence Bancorp	517,000	11,808,280	*
First Interstate BancSystem Inc., Class A Shares	396,001	14,473,837
LegacyTexas Financial Group Inc.	414,002	16,030,157
Popular Inc.	267,379	11,267,351
Tristate Capital Holdings Inc.	315,000	7,245,000	*

Total Banks		60,824,625

Consumer Finance - 3.1%
OneMain Holdings Inc.	514,463	13,756,741	*
PRA Group Inc.	291,999	11,446,361	*

Total Consumer Finance		25,203,102

Insurance - 3.5%
Assured Guaranty Ltd.	212,003	9,542,255
Kinsale Capital Group Inc.	240,246	9,350,374
ProAssurance Corp.	156,005	9,641,109

Total Insurance		28,533,738

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 5.7%
Beneficial Bancorp Inc.	590,999	$9,219,585
NMI Holdings Inc., Class A Shares	899,996	10,619,953	*
Radian Group Inc.	615,998	10,730,685
Washington Federal Inc.	461,005	15,420,617

Total Thrifts & Mortgage Finance		45,990,840

TOTAL FINANCIALS		160,552,305

HEALTH CARE - 10.9%
Biotechnology - 5.8%
Amarin Corp. PLC, ADR	2,897,169	10,255,978	*
Ironwood Pharmaceuticals Inc.	473,999	8,413,482	*
Keryx Biopharmaceuticals Inc.	1,055,000	7,395,550	*
Lexicon Pharmaceuticals Inc.	575,000	9,372,500	*
Ligand Pharmaceuticals Inc.	98,000	11,849,180	*

Total Biotechnology		47,286,690

Health Care Equipment & Supplies - 0.7%
Quotient Ltd.	1,103,276	6,090,084	*

Health Care Providers & Services - 3.2%
HealthEquity Inc.	348,630	15,991,658	*
HealthSouth Corp.	226,000	9,618,560

Total Health Care Providers & Services		25,610,218

Life Sciences Tools & Services - 1.2%
INC Research Holdings Inc., Class A Shares	100,033	5,501,815	*
Medpace Holdings Inc.	155,142	4,255,545	*

Total Life Sciences Tools & Services		9,757,360

TOTAL HEALTH CARE		88,744,352

INDUSTRIALS - 14.3%
Aerospace & Defense - 1.6%
HEICO Corp.	162,000	13,019,940

Airlines - 0.8%
Allegiant Travel Co.	51,005	6,592,396

Building Products - 1.0%
Continental Building Products Inc.	364,998	8,029,956	*

Machinery - 2.1%
EnPro Industries Inc.	93,330	7,188,276
REV Group Inc.	350,000	9,362,500

Total Machinery		16,550,776

Marine - 0.8%
Matson Inc.	231,005	6,514,341

Professional Services - 1.2%
ICF International Inc.	214,003	9,683,636	*

Road & Rail - 1.8%
Landstar System Inc.	81,999	6,818,217
Marten Transport Ltd.	503,341	8,028,289

Total Road & Rail		14,846,506

Trading Companies & Distributors - 5.0%
Foundation Building Materials Inc.	565,000	6,813,900	*
GATX Corp.	154,004	9,522,067
MRC Global Inc.	142,760	2,332,699	*
Rush Enterprises Inc., Class A Shares	245,000	10,566,850	*
Triton International Ltd.	320,001	11,539,236

Total Trading Companies & Distributors		40,774,752

TOTAL INDUSTRIALS		116,012,303

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 17.8%
Electronic Equipment, Instruments & Components - 2.6%
Methode Electronics Inc.	320,005	$12,720,199
MTS Systems Corp.	164,998	8,695,394

Total Electronic Equipment, Instruments & Components		21,415,593

Internet Software & Services - 7.3%
2U Inc.	292,997	15,162,595	*
Bankrate Inc.	692,057	9,619,592	*
Q2 Holdings Inc.	317,995	12,370,006	*
Web.com Group Inc.	614,997	13,499,184	*
WebMD Health Corp.	128,157	8,490,401	*

Total Internet Software & Services		59,141,778

IT Services - 2.8%
EVERTEC Inc.	545,038	9,728,929
WNS Holdings Ltd., ADR	367,004	12,679,988	*

Total IT Services		22,408,917

Semiconductors & Semiconductor Equipment - 2.2%
Semtech Corp.	202,002	7,999,279	*
Veeco Instruments Inc.	321,997	9,917,508	*

Total Semiconductors & Semiconductor Equipment		17,916,787

Software - 2.9%
Blackline Inc.	270,000	10,467,900	*
Manhattan Associates Inc.	147,999	6,541,556	*
RingCentral Inc., Class A Shares	197,000	6,855,600	*

Total Software		23,865,056

TOTAL INFORMATION TECHNOLOGY		144,748,131

MATERIALS - 2.5%
Chemicals - 1.2%
Balchem Corp.	124,005	9,622,788

Paper & Forest Products - 1.3%
Clearwater Paper Corp.	223,998	11,009,502	*

TOTAL MATERIALS		20,632,290

REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 5.0%
American Homes 4 Rent, Class A Shares	429,996	9,894,208
Lexington Realty Trust	675,003	6,871,531
Potlatch Corp.	118,004	5,646,491
STORE Capital Corp.	463,000	10,829,570
Summit Hotel Properties Inc.	386,997	6,938,856

Total Equity Real Estate Investment Trusts (REITs)		40,180,656

Real Estate Management & Development - 1.6%
Realogy Holdings Corp.	397,003	13,180,500

TOTAL REAL ESTATE		53,361,156

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Cogent Communications Holdings Inc.	186,999	7,807,208

UTILITIES - 1.8%
Electric Utilities - 1.8%
PNM Resources Inc.	371,000	14,784,350

TOTAL COMMON STOCKS (Cost - $615,207,862)		771,197,429

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 2.4%
FINANCIALS - 2.4%
Main Street Capital Corp.		151,626	$5,875,507	(a)
PennantPark Investment Corp.		623,403	4,650,586	(a)
Triangle Capital Corp.		530,002	9,174,335	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $20,036,585)			19,700,428

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $635,244,447)			790,897,857

	RATE
SHORT-TERM INVESTMENTS - 3.1%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $25,155,423)	0.917%	25,155,423	25,155,423

TOTAL INVESTMENTS - 100.5% (Cost - $660,399,870#)			816,053,280
Liabilities in Excess of Other Assets - (0.5)%			(4,235,587)

TOTAL NET ASSETS - 100.0%			$811,817,693

*	Non-income producing security.

(a)	Security is a business development company.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$771,197,429	—	—	$771,197,429
Investments in Underlying Funds	19,700,428	—	—	19,700,428

Total Long-Term Investments	790,897,857	—	—	790,897,857

Short-Term Investments†	25,155,423	—	—	25,155,423

Total Investments	$816,053,280	—	—	$816,053,280

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$183,704,814
Gross unrealized depreciation	(28,051,404)

Net unrealized appreciation	$155,653,410

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2017